Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) £ in Millions, € in Billions				3 Months Ended					12 Months Ended
		Jan. 01, 2024 GBP (£)	Jan. 01, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)		Dec. 31, 2023 EUR (€)	Jul. 28, 2023 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Losses recognised on assets held for sale	[1],[2]								£ 296		£ (1,947)	[3]	£ 67	[3]
Other operating income	[1]								190		135	[3]	527	[3]
Deposits by banks				£ 22,943					22,943		20,836	[4]	£ 32,188
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Deposits by banks				17,587					17,587		20,478
France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Reversal of impairment loss recognised in profit or loss						£ 1,700
Impairment loss recognised in profit or loss				1,500	€ 1.8		£ 1,700
Losses recognised on assets held for sale									200
France Retail Banking Business | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Profit participation		£ 100	€ 0.1
Reversal of deferred tax liability		£ 400
Branch operations in Greece | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to banks and customers																£ 200
Deposits by banks											1,900					£ 800
Impairment loss (reversal)								£ 100
Russia Disposal Group
Disclosure of analysis of single amount of discontinued operations [line items]
Reversal of impairment loss recognised in profit or loss									200
Impairment loss recognised in profit or loss									200		£ 200
HSBC Continental Europe | France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and receivables				£ 6,200					6,200						€ 7.1
losses recognized on assets held for sale, net of tax									£ 100	€ 0.1
HSBC Continental Europe | HSBC SFH (France) | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC Bank plc’s interest in equity capital		100.00%	100.00%
HSBC Continental Europe | Credit Logement | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC Bank plc’s interest in equity capital		3.00%	3.00%

[1]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.
[2]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.